UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6552

Strong Opportunity Fund II, Inc., on behalf of Strong Opportunity Fund II (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG OPPORTUNITY FUND II


Shares            Security Name                                                                                        Value
Common Stocks - 91.36%

Apparel & Accessory Stores - 3.23%
         630,000  Gap Incorporated                                                                             $        13,759,200
         355,000  Nordstrom Incorporated                                                                                19,659,900

                                                                                                                        33,419,100
                                                                                                              --------------------

Automotive Dealers & Gasoline Service Stations - 1.47%
         804,100  AutoNation Incorporated+                                                                              15,229,654
                                                                                                              --------------------

Business Services - 13.66%
       1,000,000  Cadence Design Systems Incorporated+                                                                  14,950,000
       1,025,000  CNET Networks Incorporated+                                                                            9,676,000
         275,000  Computer Sciences Corporation+                                                                        12,608,750
         265,000  DST Systems Incorporated+                                                                             12,237,700
         415,000  Equifax Incorporated                                                                                  12,736,350
         345,000  Fiserv Incorporated+                                                                                  13,731,000
         406,300  IMS Health Incorporated                                                                                9,909,657
       1,195,000  Interpublic Group of Companies Incorporated+                                                          14,674,600
       1,130,000  Novell Incorporated+                                                                                   6,734,800
       1,110,000  Red Hat Incorporated+                                                                                 12,110,100
          15,300  RHJ International+o  (Cost $383,252 ; Acquired 4/24/2005)                                                430,978
       2,655,000  Sun Microsystems Incorporated+                                                                        10,726,200
       1,550,000  Unisys Corporation+                                                                                   10,943,000

                                                                                                                       141,469,135
                                                                                                              --------------------

Chemicals & Allied Products - 4.93%
         250,000  Genzyme Corporation+                                                                                  14,310,000
         465,000  Praxair Incorporated                                                                                  22,254,900
         905,000  Protein Design Labs Incorporated+                                                                     14,470,950

                                                                                                                        51,035,850
                                                                                                              --------------------

Communications - 8.06%
         600,000  Cablevision Systems New York Group Class A+                                                           16,830,000
         503,000  Comcast Corporation+                                                                                  16,800,200
         884,800  DirecTV Group Incorporated+                                                                           12,758,816
         510,000  IAC Interactivecorp+                                                                                  11,357,700
         630,000  Sprint Corporation-FON Group                                                                          14,332,500
         140,000  Telephone & Data Systems Incorporated                                                                 11,424,000

                                                                                                                        83,503,216
                                                                                                              --------------------

Depository Institutions - 3.84%
         275,000  Fifth Third Bancorp                                                                                   11,819,500
         495,000  Mellon Financial Corporation                                                                          14,127,300
         335,000  Toronto-Dominion Bank                                                                                 13,874,101

                                                                                                                        39,820,901
                                                                                                              --------------------

Eating & Drinking Places - 1.23%
         415,000  Darden Restaurants Incorporated                                                                       12,732,200
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 2.81%
         640,000  Nisource Incorporated                                                                                 14,585,600
         505,000  Waste Management Incorporated                                                                         14,569,250

                                                                                                                        29,154,850
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 4.68%
         870,000  Celestica Incorporated+                                                                               11,753,700
         625,000  Molex Incorporated Class A                                                                            14,750,000
       1,545,000  Sanmina-SCI Corporation+                                                                               8,064,900
       1,120,000  Vishay Intertechnology Incorporated+                                                                  13,921,600

                                                                                                                        48,490,200
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 1.21%
         520,000  Accenture Limited Class A+                                                                            12,558,000
                                                                                                              --------------------

Fabricated Metal Products, Except Machinery & Transportation Equipment - 1.24%
         143,000  Illinois Tool Works Incorporated                                                                      12,802,790
                                                                                                              --------------------

Food & Kindred Products - 1.24%
         625,000  Coca-Cola Enterprises Incorporated                                                                    12,825,000
                                                                                                              --------------------

Forestry - 1.43%
         217,000  Weyerhaeuser Company                                                                                  14,864,500
                                                                                                              --------------------

General Merchandise Stores - 2.94%
         299,300  Target Corporation                                                                                    14,970,986
         630,000  TJX Companies Incorporated                                                                            15,516,900

                                                                                                                        30,487,886
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 3.93%
         315,000  American Standard Companies Incorporated                                                              14,641,200
         220,000  Eaton Corporation                                                                                     14,388,000
         420,000  Sandisk Corporation+                                                                                  11,676,000

                                                                                                                        40,705,200
                                                                                                              --------------------

Insurance Carriers - 3.53%
         330,000  ACE Limited                                                                                           13,619,100
         125,000  MGIC Investment Corporation                                                                            7,708,750
         210,000  XL Capital Limited Class A                                                                            15,197,700

                                                                                                                        36,525,550
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 3.22%
         100,000  Bausch & Lomb Incorporated                                                                             7,330,000
         230,000  Fisher Scientific International Incorporated+                                                         13,091,600
         360,000  Waters Corporation+                                                                                   12,884,400

                                                                                                                        33,306,000
                                                                                                              --------------------

Metal Mining - 1.35%
         585,000  Barrick Gold Corporation                                                                              14,016,600
                                                                                                              --------------------

Miscellaneous Retail - 2.78%
         520,000  Dollar Tree Stores Incorporated+                                                                      14,939,600
         440,000  Staples Incorporated                                                                                  13,829,200

                                                                                                                        28,768,800
                                                                                                              --------------------

Motion Pictures - 1.36%
       1,357,400  Liberty Media Corporation Class A+                                                                    14,076,238
                                                                                                              --------------------

Oil & Gas Extraction - 9.97%
         355,000  BJ Services Company                                                                                   18,417,400
         345,000  Devon Energy Corporation                                                                              16,473,750
         465,000  Ensco International Incorporated                                                                      17,511,900
         630,000  GlobalSantaFe Corporation                                                                             23,335,200
         475,000  Weatherford International Limited+                                                                    27,521,500

                                                                                                                       103,259,750
                                                                                                              --------------------

Petroleum Refining & Related Industries - 1.30%
         125,000  ConocoPhillips                                                                                        13,480,000
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 2.40%
         272,000  EW Scripps Company Class A                                                                            13,260,000
         290,000  Tribune Company                                                                                       11,562,300

                                                                                                                        24,822,300
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.98%
       1,245,000  Ameritrade Holding Corporation+                                                                       12,711,450
         100,000  Legg Mason Incorporated                                                                                7,814,000

                                                                                                                        20,525,450
                                                                                                              --------------------

Textile Mill Products - 1.32%
         162,000  Mohawk Industries Incorporated+                                                                       13,656,600
                                                                                                              --------------------

Transportation By Air - 0.86%
       1,330,000  Northwest Airlines Corporation+                                                                        8,897,700
                                                                                                              --------------------

Transportation Equipment - 1.23%
         190,000  Magna International Incorporated Class A                                                              12,711,000
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 2.66%
         440,000  Dean Foods Company+                                                                                   15,092,000
         675,000  Safeway Incorporated+                                                                                 12,507,750

                                                                                                                        27,599,750
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 1.50%
         250,000  W.W. Grainger Incorporated                                                                            15,567,500
                                                                                                              --------------------

Total Common Stocks (Cost $757,522,903)                                                                                946,311,720
                                                                                                              --------------------

Investment Companies - 3.88%

Stock Funds
          90,000  Biotech HOLDRs Trust                                                                                  12,671,100
          90,000  iShares S&P SmallCap 600 Index Fund                                                                   14,274,900
         110,000  Midcap SPDR Trust Series 1                                                                            13,239,600

                                                                                                                        40,185,600
                                                                                                              --------------------

Total Investment Companies (Cost $29,288,549)                                                                           40,185,600
                                                                                                              --------------------
                                                                                           Strike Price/
Principal                                                                                 Expiration Date              Value

Options - 0.03%
             230  Pharmaceutical Index Call+                                           $300    04/15/2005                  354,200

Total Options (Cost $309,190)                                                                                              354,200
                                                                                                              --------------------
Principal         Security Name                                                  Interest Rate  Maturity Date          Value

US Treasury Securities - 0.88%

US Treasury Bills
$      6,300,000  US Treasury Bill^                                                    2.33%      04/14/2005             6,294,779
         600,000  US Treasury Bill^                                                    2.30       04/21/2005               599,187
       1,790,000  US Treasury Bill^                                                    2.44       05/05/2005             1,785,657
         400,000  US Treasury Bill^                                                    2.69       05/26/2005               398,390

                                                                                                                         9,078,013
                                                                                                              --------------------

Total US Treasury Securities (Cost $9,078,242)                                                                           9,078,013
                                                                                                              --------------------

Short-Term Investments - 3.43%*
Shares            Security Name                                                                                        Value

Mutual Fund
      35,545,963  Wells Fargo Money Market Trust~                                                                       35,545,963
                                                                                                              --------------------

Total Short-Term Investments (Cost $35,545,963)                                                                         35,545,963
                                                                                                              --------------------

Total Investments in Securities
(Cost $831,744,847)                                       99.58%                                               $     1,031,475,496

Other Assets and Liabilities, Net                          0.42                                                          4,387,852
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $     1,035,863,348
                                                       -------                                                --------------------

+   Non-income earning securities.
^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
o   Restricted and illiquid security.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                                                                Strike Price/
Principal                                                                                      Expiration Date         Value

Written Options - 0.00%
          (230) Pharmaceutical Index Put+                                                    $300    4/15/2005    $        (23,000)

Total Written Options (Cost $(158,306))                                                                                    (23,000)
                                                                                                              --------------------


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Opportunity Fund II, Inc., on behalf of Strong Opportunity Fund II


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005